                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED SEPTEMBER 20, 2010
              TO THE PROSPECTUS DATED MAY 1, 2010 (AS SUPPLEMENTED)

This supplement describes the maximum ages at which certain optional riders may be purchased with Marquis Portfolios(SM) variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). All references in the prospectus to the maximum issue ages for the riders listed below are amended to conform to the changes described in this supplement.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

1.   LIVING BENEFITS

If approved in your state, the following living benefit riders may be elected at the time you purchase the contract, up through the maximum ages indicated.

     (A) GMIB PLUS III: maximum issue age is 78.

     (B) PRINCIPAL GUARANTEE AND PRINCIPAL GUARANTEE VALUE: maximum issue age is 79.

2.   DEATH BENEFITS

If approved in your state, the following death benefit riders may be elected at the time you purchase the contract, up through the maximum ages indicated.

     (A) ANNUAL STEP-UP: maximum issue age is 79.

     (B) ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT: maximum issue age is 79.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 842-9325
Irvine, CA 92614

Marquis and Marquis Portfolios are service marks of Citigroup or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

                                                                     SUPP-MQ0910